Investment in associates	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about investment property [abstract]
Investment in associates
Note 6 - Investment in associates
On June 19, 2023, Polestar entered into a strategic agreement with the technology company, Xingji Meizu, a limited liability company and subsidiary of DreamSmart Technology Pte. Ltd ("DreamSmart"), to combine Polestar's capabilities of design and performance with the software and consumer electronics hardware development expertise of Xingji Meizu for the purpose of expanding the commercial operations and sale of Polestar vehicles in China. Xingji Meizu and DreamSmart are related parties. The strategic agreement resulted in the inception of Polestar Times Technology (Shaoxing) Co., Ltd. ("Polestar Technology"). In January 2024, Polestar Technology, selected Nanjing as its final province of registration and was renamed to Polestar Times Technology (Nanjing) Co., Ltd ("Polestar Times Technology"). Refer to Note 10 - Investment in associates included in the 2024 Consolidated Financial Statements for more information related to Polestar Times Technology.
On April 10, 2025, Polestar entered into an agreement with Xingji Meizu to terminate commercial operations of its investment in Polestar Times Technology in China, and transfer the distribution rights related to Polestar branded vehicles back to Polestar. As part of the agreement, Polestar Times Technology will continue certain non-commercial operations while winding down commercial activities. Polestar Times Technology will take sole responsibility for settlement of any outstanding financial obligations and remaining liabilities against its business partners, suppliers, and external investors. The agreement also includes the transfer of certain assets from Polestar Times Technology back to Polestar on an arms-length terms in order for Polestar to resume exclusive control of commercial operations, including sales, customer service, and distribution activities, in China. As part of the winding down of Polestar Times Technology's activities, Polestar expects to make the remaining capital contributions into Polestar Times Technology set forth in the original strategic agreement between the parties. As of June 30, 2025, Polestar had $24,884 in capital contributions it expects to make into Polestar Times Technology, subject to certain conditions precedent as defined in the original shareholder agreement.
As of June 30, 2025, Polestar has made total cash contributions of $73,116 to Polestar Times Technology and maintains 46.2% ownership.
Sales of vehicles
During the six months ended June 30, 2025, the probability of collecting consideration in exchange for vehicles sold to Polestar Times Technology remained remote due to Polestar Times Technology's lack of available liquidity. As such, the Group's accounting for sales of vehicles to Polestar Times Technology remained unchanged from the year ended December 31, 2024.
During the six months ended June 30, 2025, the Group collected consideration and recognized revenue of $21,858 related to sales of vehicles that were delivered during the year ended December 31, 2024. As of June 30, 2025, there were no unpaid vehicles delivered to Polestar Times Technology and, therefore, no unrecognized revenue. During the six months ended June 30, 2024, the Group collected consideration and recognized revenue related to sales of vehicles for $61,650 of which $31,298 pertained to vehicles delivered during the year ended December 31, 2023 and $30,352 pertained to vehicles delivered during the six months ended June 30, 2024. As of June 30, 2024, the Group remained unpaid for 542 vehicles delivered to Polestar Times Technology during the six months ended June 30, 2024; totaling $19,850 of unrecognized revenue.

The following table summarizes the activity related to Polestar's investment in Polestar Times Technology:

Balance as of January 1, 2024	—
Investment in Polestar Times Technology	4,900
Elimination of effects of downstream sales	(550)
Recognized share of losses in Polestar Times Technology	(4,350)
Balance as of June 30, 2024	—

Balance as of January 1, 2025	—
Investment in Polestar Times Technology	29,208
Elimination of effects of downstream sales	(4,947)
Recognized share of losses in Polestar Times Technology	(24,261)
Balance as of June 30, 2025	—
The following table summarizes the activity related to Polestar's unrecognized losses in Polestar Times Technology:

Unrecognized balance as of January 1, 2024	(1,407)
Additional unrecognized effects of downstream sales	(6,386)
Additional unrecognized share of losses in Polestar Technology	(29,231)
Unrecognized balance as of June 30, 2024	(37,024)

Unrecognized balance as of January 1, 2025	(65,988)
Recognized share of losses in Polestar Times Technology	24,261
Additional unrecognized share of losses in Polestar Technology	(11,126)
Unrecognized balance as of June 30, 2025	(52,853)
The following table provides summarized financial information from Polestar Times Technology's financial statements and a reconciliation to the carrying amount of Polestar's investment:

	As of June 30, 2025	As of December, 31, 2024
Polestar's percentage ownership interest	46.2%	46.2%
Non-current assets	—	46,918
Current assets	30,471	48,501
Non-current liabilities	—	(20,007)
Current liabilities	(82,871)	(175,538)
Net liabilities	(52,400)	(100,126)
Less: capital reserves	(30,156)	(30,156)
Less: share capital attributable to Xingji Meizu	(28,929)	(16,641)
Adjusted net liabilities	(111,485)	(146,923)
The Group's share of net liabilities	(51,506)	(67,878)
Elimination of effects of downstream sales in inventory	1,390	2,578
Elimination of effects of downstream sales in long-term assets	(1,971)	1,789
Unrecognized losses in Polestar Times Technology	52,854	64,581
Other reconciling items	(767)	(1,070)
Carrying amount of the Group's investment in Polestar Times Technology	—	—

	For the six months ended June 30,
	2025	2024
Revenue	9,566	44,490
Net loss	(25,933)	(70,851)
Other comprehensive loss	1,850	(1,836)
Total comprehensive loss	(24,083)	(72,687)
The Group's share of losses in Polestar Times Technology	(11,126)	(33,581)